Supplementary cash flow information - Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	$ 139,575	$ (5,205)
Repayment of debt assumed in business acquisitions	(2,141)	(28,609)
Settlement of derivative financial instruments	(554)	(2,430)
Long-term debt
Financing activities
Balance, beginning of year	1,800,893	1,862,003
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	139,575	(5,205)
Increase of long-term debt	686,810	20,111
Repayment of long-term debt	(355,406)	(121,771)
Repayment of debt assumed in business acquisitions	(2,141)	(28,609)
Settlement of derivative financial instruments	0	0
Non-cash financing activities
Increase in obligations under finance leases	12,095	9,192
Additions through business acquisitions (Note 25)	9,828	27,925
Changes in foreign currency exchange rates	25,304	50,968
Other	14,249	(13,721)
Balance, end of year	2,331,207	1,800,893
Derivative financial instruments to hedge long-term debt
Financing activities
Balance, beginning of year	43,217	58,844
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	0	0
Increase of long-term debt	0	0
Repayment of long-term debt	0	0
Repayment of debt assumed in business acquisitions	0	0
Settlement of derivative financial instruments	(554)	(2,430)
Non-cash financing activities
Increase in obligations under finance leases	0	0
Additions through business acquisitions (Note 25)	0	0
Changes in foreign currency exchange rates	(72,557)	(13,197)
Other	0	0
Balance, end of year	$ (29,894)	$ 43,217